Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income	$ 7,180		$ 7,028		$ 6,281
Other comprehensive income (loss):
Net unrealized holding gain (loss) on available- for-sale investment securities	7,498		(11,545)		1,897
Tax effect	(2,549)		3,925		(644)
Reclassification adjustment for investment security gains included in net income	(248)		(11)		(610)
Tax effect	84		3		207
Total other comprehensive income (loss)	4,785	[1]	(7,628)	[1]	850
Comprehensive income (loss)	$ 11,965		$ (600)		$ 7,131

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.